Financial instruments (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Total liabilities
Financial instruments
Financial assets	€ 33,099	€ 29,040
Current liabilities
Financial instruments
Financial assets	3,700	21,726
Trade payables
Financial instruments
Financial liabilities	2,456	1,956
Financial liabilities
Financial instruments
Financial liabilities	1,244	19,770
Financial liabilities, at fair value	1,001	25,666
Financial liabilities | Level Two
Financial instruments
Financial assets, at fair value		808
Financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	1,001	24,858
Derivative financial instruments
Financial instruments
Financial assets		808
Financial assets, at fair value		808
Derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value		808
Long term debt
Financial instruments
Financial liabilities	904	18,650
Financial liabilities, at fair value	1,001	24,858
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	1,001	24,858
Lease liability
Financial instruments
Financial liabilities	340	312
Non-current liabilities
Financial instruments
Financial assets	29,399	7,314
Non-current financial liabilities
Financial instruments
Financial liabilities	29,399	7,314
Financial liabilities, at fair value	32,066	4,203
Non-current financial liabilities | Level Two
Financial instruments
Financial assets, at fair value	4,090
Non-current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	27,976	4,203
Non-current derivative financial instruments
Financial instruments
Financial assets	4,090
Financial assets, at fair value	4,090
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	4,090
Non-current long term debt
Financial instruments
Financial liabilities	22,458	4,502
Financial liabilities, at fair value	27,976	4,203
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	27,976	4,203
Non-current lease liability
Financial instruments
Financial liabilities	2,851	2,812
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	25,818	25,108
Financial liabilities measured at amortized cost | Current liabilities
Financial instruments
Financial liabilities	3,360	20,606
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	2,456	1,956
Financial liabilities measured at amortized cost | Financial liabilities
Financial instruments
Financial liabilities	904	18,650
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	904	18,650
Financial liabilities measured at amortized cost | Non-current liabilities
Financial instruments
Financial liabilities	22,458	4,502
Financial liabilities measured at amortized cost | Non-current financial liabilities
Financial instruments
Financial liabilities	22,458	4,502
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	22,458	4,502
Total assets
Financial instruments
Financial assets	27,676	15,360
Current assets
Financial instruments
Financial assets	27,210	15,355
Cash and cash equivalents
Financial instruments
Financial assets	9,761	5,324
Financial assets
Financial instruments
Financial assets	13,098	5,351
Financial assets, at fair value	7,929	5,351
Financial assets | Level One
Financial instruments
Financial assets, at fair value	7,929	2,984
Financial assets | Level Two
Financial instruments
Financial assets, at fair value		2,367
Bond funds
Financial instruments
Financial assets	7,929	984
Financial assets, at fair value	7,929	984
Bond funds | Level One
Financial instruments
Financial assets, at fair value	7,929	984
Bond funds (restricted)
Financial instruments
Financial assets		2,000
Financial assets, at fair value		2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value		2,000
Term deposit
Financial instruments
Financial assets	2,559
Derivative financial instruments
Financial instruments
Financial assets		2,367
Financial assets, at fair value		2,367
Derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value		2,367
Restricted Cash
Financial instruments
Financial assets	2,610
Trade receivables, net
Financial instruments
Financial assets	4,351	4,680
Non-current assets
Financial instruments
Financial assets	466	5
Non-current financial assets
Financial instruments
Financial assets	466	5
Financial assets, at fair value	466	5
Non-current financial assets | Level Two
Financial instruments
Financial assets, at fair value	461
Non-current financial assets | Level Three
Financial instruments
Financial assets, at fair value	5	5
Non-current derivative financial instruments
Financial instruments
Financial assets	461
Financial assets, at fair value	461
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	461
Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value	5	5
FVTPL | Total liabilities
Financial instruments
Financial assets	4,090	808
FVTPL | Current liabilities
Financial instruments
Financial assets		808
FVTPL | Financial liabilities
Financial instruments
Financial assets		808
FVTPL | Derivative financial instruments
Financial instruments
Financial assets		808
FVTPL | Non-current liabilities
Financial instruments
Financial assets	4,090
FVTPL | Non-current financial liabilities
Financial instruments
Financial assets	4,090
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	4,090
FVTPL | Total assets
Financial instruments
Financial assets	8,390	5,351
FVTPL | Current assets
Financial instruments
Financial assets	7,929	5,351
FVTPL | Financial assets
Financial instruments
Financial assets	7,929	5,351
FVTPL | Bond funds
Financial instruments
Financial assets	7,929	984
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets		2,000
FVTPL | Derivative financial instruments
Financial instruments
Financial assets		2,367
FVTPL | Non-current assets
Financial instruments
Financial assets	461
FVTPL | Non-current financial assets
Financial instruments
Financial assets	461
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	461
FVOCI | Total assets
Financial instruments
Financial assets	5	5
FVOCI | Non-current assets
Financial instruments
Financial assets	5	5
FVOCI | Non-current financial assets
Financial instruments
Financial assets	5	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Assets at amortized cost | Total assets
Financial instruments
Financial assets	19,281	10,004
Assets at amortized cost | Current assets
Financial instruments
Financial assets	19,281	10,004
Assets at amortized cost | Cash and cash equivalents
Financial instruments
Financial assets	9,761	5,324
Assets at amortized cost | Financial assets
Financial instruments
Financial assets	5,169
Assets at amortized cost | Term deposit
Financial instruments
Financial assets	2,559
Assets at amortized cost | Restricted Cash
Financial instruments
Financial assets	2,610
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	€ 4,351	€ 4,680